UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John Loffredo, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2006                      (in Thousands)

                              Face
                            Amount     Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 156.5%     $ 1,000     Massachusetts Bay Transportation Authority, Special Assessment Revenue
                                       Refunding Bonds, Series A, 5% due 7/01/2031                                      $    1,041
                           -------------------------------------------------------------------------------------------------------
                               825     Massachusetts State College Building Authority, Project Revenue Refunding
                                       Bonds, Series B, 5.50% due 5/01/2039 (i)                                                959
                           -------------------------------------------------------------------------------------------------------
                             1,100     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                       (Belmont Hill School), 5% due 9/01/2031                                               1,123
                           -------------------------------------------------------------------------------------------------------
                               400     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                       (Middlesex School Project), 5% due 9/01/2033                                            407
                           -------------------------------------------------------------------------------------------------------
                               250     Massachusetts State Development Finance Agency, Education Revenue Bonds
                                       (Xaverian Brothers High School), 5.65% due 7/01/2029                                    257
                           -------------------------------------------------------------------------------------------------------
                               855     Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                       (Edgecombe Project), Series A, 6.75% due 7/01/2021                                      911
                           -------------------------------------------------------------------------------------------------------
                               850     Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                       (Overlook Communities Inc.), Series A, 6.125% due 7/01/2024                             871
                           -------------------------------------------------------------------------------------------------------
                             1,250     Massachusetts State Development Finance Agency, First Mortgage Revenue
                                       Refunding Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington),
                                       Series A, 5% due 3/01/2035 (l)                                                        1,274
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency, Human Service Provider
                                       Revenue Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (l)               508
                           -------------------------------------------------------------------------------------------------------
                               825     Massachusetts State Development Finance Agency, Resource Recovery Revenue
                                       Bonds (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014                 894
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Development Finance Agency Revenue Bonds (Boston
                                       University), Series T-1, 5% due 10/01/2039 (a)                                        1,032
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency Revenue Bonds (College of
                                       Pharmacy and Allied Health Services), Series D, 5% due 7/01/2027 (m)                    515
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency Revenue Bonds (Curry
                                       College), Series A, 5% due 3/01/2035 (j)                                                502
                           -------------------------------------------------------------------------------------------------------
                               400     Massachusetts State Development Finance Agency Revenue Bonds (Franklin W.
                                       Olin College), Series B, 5.25% due 7/01/2033 (i)                                        420
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts
                                       College of Pharmacy and Health Sciences), 5.75% due 7/01/2033                         1,052
                           -------------------------------------------------------------------------------------------------------
                               425     Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts
                                       Council of Human Service Providers, Inc.), Series C, 6.60% due 8/15/2029                424
                           -------------------------------------------------------------------------------------------------------
                             2,000     Massachusetts State Development Finance Agency Revenue Bonds (Smith
                                       College), 5% due 7/01/2035                                                            2,066
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency Revenue Bonds (Volunteers of
                                       America - Ayer Limited Partnership), AMT, Series A, 6.20% due 2/20/2046 (k)             553
----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
IFA         Industrial Finance Agency
PCR         Pollution Control Revenue Bonds
VRDN        Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2006                      (in Thousands)

                              Face
                            Amount     Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                           $ 1,000     Massachusetts State Development Finance Agency Revenue Bonds (WGBH
                                       Educational Foundation), Series A, 5.375% due 1/01/2012 (a)(g)                   $    1,067
                           -------------------------------------------------------------------------------------------------------
                             1,100     Massachusetts State Development Finance Agency Revenue Bonds (WGBH
                                       Educational Foundation), Series A, 5.75% due 1/01/2042 (a)                            1,325
                           -------------------------------------------------------------------------------------------------------
                               600     Massachusetts State Development Finance Agency Revenue Bonds (Western New
                                       England College), 5.875% due 12/01/2012 (g)                                             661
                           -------------------------------------------------------------------------------------------------------
                               540     Massachusetts State Development Finance Agency Revenue Bonds (The Wheeler
                                       School), 6.50% due 12/01/2029                                                           570
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency Revenue Bonds (Williston
                                       Northampton School Project), 5% due 10/01/2025 (i)                                      520
                           -------------------------------------------------------------------------------------------------------
                             1,500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Boston University), Series P, 5.45% due 5/15/2059                                    1,579
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Clark University), 5.125% due 10/01/2035 (i)                                           524
                           -------------------------------------------------------------------------------------------------------
                             1,500     Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Western New England College), Series A, 5% due 9/01/2033 (m)                         1,543
                           -------------------------------------------------------------------------------------------------------
                               800     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Baystate Medical Center), Series E, 6% due 7/01/2006 (e)(g)                      821
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Baystate Medical Center), Series F, 5.75% due 7/01/2033                        1,049
                           -------------------------------------------------------------------------------------------------------
                               350     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Berkshire Health System), Series E, 6.25% due 10/01/2031                         368
                           -------------------------------------------------------------------------------------------------------
                               690     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Capital Asset Program), VRDN, Series E, 3.11% due 1/01/2035 (h)                  690
                           -------------------------------------------------------------------------------------------------------
                             1,500     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Daughters of Charity-Carney), Series D, 6.10% due 7/01/2006 (g)                1,510
                           -------------------------------------------------------------------------------------------------------
                             1,350     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Harvard University), Series FF, 5.125% due 7/15/2037                           1,410
                           -------------------------------------------------------------------------------------------------------
                               750     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2032                    790
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Partners Healthcare System), VRDN, Series D-6, 3.14% due 7/01/2017
                                       (h)                                                                                   1,000
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Simmons College), Series F, 5% due 10/01/2033 (c)                              1,032
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (University of Massachusetts Memorial Healthcare), Series D, 5%
                                       due 7/01/2033                                                                           990
                           -------------------------------------------------------------------------------------------------------
                               230     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (University of Massachusetts), Series C, 5.125% due 10/01/2034 (c)                238
                           -------------------------------------------------------------------------------------------------------
                             1,285     Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Wheaton College), Series D, 6% due 1/01/2018                                   1,342
                           -------------------------------------------------------------------------------------------------------
                               885     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%
                                       due 4/01/2028                                                                           893
                           -------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2006                      (in Thousands)

                              Face
                            Amount     Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                           $ 1,000     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Boston College), Series N, 5.125% due 6/01/2037                 $    1,034
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Christopher House), Series A, 6.875% due 1/01/2029                     502
                           -------------------------------------------------------------------------------------------------------
                               800     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Covenant Health System), 6% due 7/01/2022                              857
                           -------------------------------------------------------------------------------------------------------
                               400     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Covenant Health System), 6% due 7/01/2031                              424
                           -------------------------------------------------------------------------------------------------------
                               495     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Learning Center for Deaf Children), Series C, 6.125%
                                       due 7/01/2029                                                                           499
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Massachusetts Institute of Technology), Series L, 5%
                                       due 7/01/2023                                                                           545
                           -------------------------------------------------------------------------------------------------------
                               100     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Partners Healthcare System), Series A, 5.375%
                                       due 7/01/2024 (f)                                                                       103
                           -------------------------------------------------------------------------------------------------------
                               500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Partners Healthcare System), Series C, 5.75% due 7/01/2032             539
                           -------------------------------------------------------------------------------------------------------
                               395     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Valley Regional Health System), Series C, 5.75%
                                       due 7/01/2018 (b)                                                                       397
                           -------------------------------------------------------------------------------------------------------
                             1,500     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Wellesley College), 5% due 7/01/2033                                 1,548
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Youville House - FHA Insured Project), Series A, 6.25%
                                       due 2/15/2007 (d)(g)                                                                  1,041
                           -------------------------------------------------------------------------------------------------------
                               750     Massachusetts State, IFA, Health Care Facility Revenue Bonds (Age Institute
                                       of Massachusetts Project), 8.05% due 11/01/2025                                         762
                           -------------------------------------------------------------------------------------------------------
                             1,500     Massachusetts State, IFA, PCR (General Motors Corporation), 5.55%
                                       due 4/01/2009                                                                         1,376
                           -------------------------------------------------------------------------------------------------------
                               400     Massachusetts State, IFA Revenue Bonds (Wentworth Institute of Technology),
                                       5.75% due 10/01/2008 (g)                                                                426
                           -------------------------------------------------------------------------------------------------------
                               340     Massachusetts State, IFA, Senior Living Facility Revenue Bonds (Forge Hill
                                       Project), AMT, 6.75% due 4/01/2030                                                      343
                           -------------------------------------------------------------------------------------------------------
                             2,000     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                       Bonds, Series A, 5% due 8/15/2030 (e)                                                 2,091
                           -------------------------------------------------------------------------------------------------------
                             1,000     Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue
                                       Bonds, Series 10, 5% due 8/01/2029                                                    1,040
                           -------------------------------------------------------------------------------------------------------
                             1,000     Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds
                                       (Route 128 Parking Garage), Series B, 6.53%** due 7/01/2009 (g)(j)                      447
                           -------------------------------------------------------------------------------------------------------
                               750     University of Massachusetts Building Authority, Project Revenue Refunding
                                       Bonds, Senior Series 04-1, 5.125% due 11/01/2014 (a)(g)                                 783
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.5%           1,285     Puerto Rico Public Buildings Authority, Government Facilities Revenue
                                       Refunding Bonds, Series F, 5.25% due 7/01/2025 (e)(n)(o)                              1,426
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $49,273*) - 161.0%                                         50,914

                                       Other Assets Less Liabilities - 2.3%                                                    720

                                       Preferred Shares, at Redemption Value - (63.3%)                                     (20,008)
                                                                                                                        ----------
                                       Net Assets Applicable to Common Shares - 100.0%                                  $   31,626
                                                                                                                        ==========

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2006                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $  49,275
                                                                      =========
      Gross unrealized appreciation                                   $   1,699
      Gross unrealized depreciation                                         (60)
                                                                      ---------
      Net unrealized appreciation                                     $   1,639
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   XL Capital Insured.
(j)   ACA Insured.
(k)   GNMA Collateralized.
(l)   Radian Insured.
(m)   Assured Guaranty Insured.
(n)   CIFG Insured.
(o)   Tradable Custodial Receipts (TRACERS).
o     Swaps outstanding as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                               Notional              Unrealized
                                                                                Amount              Appreciation
      ----------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.069% and receive a floating rate based on a 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires June 2021                                                        $  5,000             $         44
      ----------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John Loffredo
    -----------------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John Loffredo
    -----------------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 22, 2006